Eaton Vance

Georgia Municipal Income Fund

May 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 93.8%

Security	Principal Amount (000’s omitted)	Value
Education — 5.0%
Fulton County Development Authority, (Georgia Tech Facilities, Inc.), 5.00%, 6/15/36	$425	$530,383
Fulton County Development Authority, (Georgia Tech Facilities, Inc.), 5.00%, 6/15/37	520	646,438
Georgia Private Colleges and Universities Authority, (Emory University), 5.00%, 10/1/31	245	297,746
Georgia Private Colleges and Universities Authority, (Emory University), 5.00%, 10/1/38	1,000	1,192,960
Unified Government of Athens-Clarke County Development Authority, (UGAREF Central Precinct, LLC), 5.00%, 6/15/31	1,200	1,434,120

		$4,101,647

Electric Utilities — 1.3%
Burke County Development Authority, (Oglethorpe Power Corp.), 3.25% to 2/3/25 (Put Date), 11/1/45	$1,000	$1,032,580

		$1,032,580

Escrowed/Prerefunded — 8.5%
Forsyth County Hospital Authority, (Georgia Baptist Health Care System), Escrowed to Maturity, 6.375%, 10/1/28	$800	$993,496
Fulton County Development Authority, (Georgia Tech Foundation Campus Recreation Center Project), Prerefunded to 11/1/21, 5.00%, 11/1/30	750	812,970
Fulton County Development Authority, (Georgia Tech Foundation Technology Square Project), Prerefunded to 5/1/22, 5.00%, 11/1/30	750	826,672
Gainesville and Hall County Hospital Authority, (Northeast Georgia Health System, Inc.), Prerefunded to 2/15/20, 5.00%, 2/15/33	1,335	1,367,641
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.625%, 12/1/29	205	209,311
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.75%, 12/1/34	220	224,761
Jefferson City School District, Prerefunded to 2/1/21, 5.25%, 2/1/33	1,500	1,593,540
Macon-Bibb County Hospital Authority, (The Medical Center of Central Georgia), Prerefunded to 8/1/19, 5.00%, 8/1/35	1,000	1,005,570

		$7,033,961

General Obligations — 17.6%
Bryan County School District, 4.00%, 8/1/33	$500	$558,800
Bryan County School District, 4.00%, 8/1/34	435	482,768
Cherokee County School System, 5.00%, 2/1/29	1,000	1,181,030
Columbia County, 5.00%, 1/1/28	1,000	1,246,740
DeKalb County, (Special Transportation, Parks and Greenspace and Libraries Tax District), 5.00%, 12/1/27	1,000	1,238,130
Downtown Savannah Authority, 4.00%, 8/1/25	2,495	2,864,260
Forsyth County Public Facilities Authority, (Forsyth County School District), 4.00%, 2/1/31	290	325,580
Forsyth County School District, 5.00%, 2/1/32	1,000	1,249,120
Forsyth County School District, 5.00%, 2/1/37	500	615,230
Fulton County, 5.00%, 7/1/31	1,000	1,235,910
Georgia, 2.00%, 8/1/27	315	315,085
Georgia, 5.00%, 2/1/28	1,500	1,781,895
Valdosta School System, 5.00%, 2/1/28	1,000	1,213,850

Security	Principal Amount (000’s omitted)	Value
Worth County School District, 5.00%, 12/1/37	$235	$281,438

		$14,589,836

Hospital — 17.4%
Augusta Development Authority, (AU Health System, Inc.), 5.00%, 7/1/29	$560	$677,270
Carroll City-County Hospital Authority, (Tanner Medical Center, Inc.), 5.00%, 7/1/29	500	602,735
Cedartown Polk County Hospital Authority, (Polk Medical Center), 5.00%, 7/1/39	850	953,938
Dalton-Whitfield County Joint Development Authority, (Hamilton Health Care System), 4.00%, 8/15/34	400	440,468
DeKalb County Hospital Authority, (DeKalb Medical Center), Prerefunded to 9/1/20, 6.125%, 9/1/40	1,000	1,054,360
DeKalb Private Hospital Authority, (Children’s Healthcare of Atlanta), (SPA: PNC Bank, N.A.), 1.37%, 7/1/42(1)	2,500	2,500,000
Fulton County Development Authority, (Children’s Healthcare of Atlanta), 5.25%, 11/15/39	1,000	1,015,370
Fulton County Development Authority, (Piedmont Healthcare, Inc.), 5.00%, 7/1/32	1,500	1,764,210
Fulton County Development Authority, (WellStar Health System, Inc.), 5.00%, 4/1/37	1,250	1,456,737
Gainesville and Hall County Hospital Authority, (Northeast Georgia Health System, Inc.), 5.00%, 2/15/37	1,000	1,155,860
Glynn-Brunswick Memorial Hospital Authority, (Southeast Georgia Health System), 5.00%, 8/1/28	650	749,795
Richmond County Hospital Authority, (University Health Services, Inc.), 5.00%, 1/1/31	1,260	1,483,272
Savannah Hospital Authority, (St. Joseph’s/Candler Health System, Inc.), 5.50%, 7/1/30	500	569,835

		$14,423,850

Industrial Development Revenue — 3.0%
Albany Dougherty Payroll Development Authority, Solid Waste Disposal, (Procter & Gamble), (AMT), 5.20%, 5/15/28	$2,000	$2,465,660

		$2,465,660

Insured – Education — 1.4%
Savannah Economic Development Authority, (SSU Community Development I, LLC), (AGM), 5.25%, 6/15/27	$1,125	$1,166,445

		$1,166,445

Insured – Electric Utilities — 5.2%
Griffin, Combined Public Utility Revenue, (AGM), 5.00%, 1/1/28	$1,000	$1,102,220
Newnan, Water, Sewerage and Light Commission, (AMBAC), 5.25%, 1/1/24	1,040	1,192,193
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	980	1,066,250
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	550	596,167
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	300	324,504

		$4,281,334

Insured – Escrowed/Prerefunded — 2.2%
Cobb County Kennestone Hospital Authority, (Wellstar Health System), (AMBAC), Prerefunded to 4/1/20, 5.50%, 4/1/37	$1,750	$1,807,575

		$1,807,575

Insured – General Obligations — 1.7%
Coweta County, Water and Sewerage Authority, (AGM), 5.00%, 6/1/26	$1,135	$1,394,427

		$1,394,427

Insured – Lease Revenue/Certificates of Participation — 2.8%
East Point Building Authority, (Water and Sewer Project), (AGM), 5.00%, 2/1/35	$695	$825,591
Georgia Local Government 1998A Grantor Trust, Certificates of Participation, (NPFG), 4.75%, 6/1/28	1,326	1,485,796

		$2,311,387

Security	Principal Amount (000’s omitted)	Value
Insured – Special Tax Revenue — 0.8%
Metropolitan Atlanta Rapid Transit Authority, (AMBAC), Escrowed to Maturity, 6.25%, 7/1/20	$85	$87,153
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/28	545	608,002

		$695,155

Insured – Water and Sewer — 3.7%
Brunswick-Glynn County Joint Water and Sewer Commission, (AGM), Prerefunded to 6/1/20, 5.00%, 6/1/33	$500	$517,260
DeKalb County, Water and Sewerage Revenue, (AGM), 5.25%, 10/1/32	1,590	1,953,951
Henry County Water and Sewerage Authority, (NPFG), 5.25%, 2/1/25	500	601,745

		$3,072,956

Lease Revenue/Certificates of Participation — 2.2%
Atlanta & Fulton County Recreation Authority, (Zoo Atlanta Parking Facility), 5.00%, 12/1/36	$1,000	$1,209,800
Georgia Municipal Association, Inc., Certificates of Participation, (Atlanta Public Safety), 5.00%, 12/1/37	500	596,325

		$1,806,125

Other Revenue — 2.4%
Georgia Municipal Gas Authority, (Gas Portfolio III), 5.00%, 10/1/27	$750	$827,955
Sandy Springs Public Facilities Authority, (City Center Project), 5.00%, 5/1/35	1,000	1,189,090

		$2,017,045

Senior Living/Life Care — 1.2%
Gainesville and Hall County Development Authority, (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/33	$500	$582,260
Savannah Economic Development Authority, (Marshes of Skidaway Island), 6.00%, 1/1/24	420	447,838

		$1,030,098

Special Tax Revenue — 4.4%
Atlanta Development Authority, (New Downtown Atlanta Stadium), 5.00%, 7/1/29	$750	$890,175
Gainesville and Hall County Hospital Authority, (Northeast Georgia Health System, Inc.), 5.00%, 2/15/33	415	423,653
Metropolitan Atlanta Rapid Transit Authority, Sales Tax Revenue, 5.00%, 7/1/42	1,000	1,156,370
Unified Government of Athens-Clarke County Development Authority, (Economic Development Projects), 5.00%, 6/1/32	1,080	1,181,185

		$3,651,383

Transportation — 3.5%
Atlanta, Airport Revenue, 5.00%, 1/1/31	$1,000	$1,136,840
Atlanta, Airport Revenue, 5.00%, 1/1/35	750	763,612
Georgia State Road and Tollway Authority, 5.00%, 6/1/29	835	1,033,296

		$2,933,748

Water and Sewer — 9.5%
Atlanta, Water and Wastewater Revenue, 5.00%, 11/1/29	$1,000	$1,253,620
Atlanta, Water and Wastewater Revenue, 5.25%, 11/1/30	1,000	1,148,610
Cobb County-Marietta Water Authority, 5.00%, 11/1/28	375	452,857
Columbus, Water and Sewerage Revenue, 5.00%, 5/1/33	500	572,840
Columbus, Water and Sewerage Revenue, 5.00%, 5/1/36	250	296,175
Forsyth County Water and Sewerage Authority, 5.00%, 4/1/27	1,100	1,279,212

Security	Principal Amount (000’s omitted)	Value
Fulton County, Water and Sewer Revenue, 5.00%, 1/1/33	$1,500	$1,662,630
Unified Government of Athens-Clarke County, Water and Sewerage Revenue, 5.00%, 1/1/29	1,000	1,179,850

		$7,845,794

Total Tax-Exempt Investments — 93.8% (identified cost $72,848,358)		$77,661,006

Other Assets, Less Liabilities — 6.2%		$5,136,401

Net Assets — 100.0%		$82,797,407

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Georgia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2019, 19.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 4.8% to 9.0% of total investments.

(1)

Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at May 31, 2019.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

NPFG	-	National Public Finance Guarantee Corp.

SPA	-	Standby Bond Purchase Agreement

The Fund did not have any open derivative instruments at May 31, 2019.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$77,661,006	$—	$77,661,006
Total Investments	$—	$77,661,006	$—	$77,661,006

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.